Note 4 - Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	March 31, 2014	December 31, 2013
Land and leasehold improvements	$29,848	$31,246
Buildings and improvements	39,969	41,118
Machinery, equipment and fixtures	64,518	63,475
	134,335	135,839
Less: accumulated depreciation	(7,473)	(3,900)
	126,862	131,939
Construction in process	8,881	7,731
Property, plant and equipment, net	$135,743	$139,670

	December 31, 2013	December 31, 2012
	Successor	Predecessor
Land and leasehold improvements	$31,246	$22,370
Buildings and improvements	41,118	63,979
Machinery, equipment and fixtures	63,475	98,401
	135,839	184,750
Less: accumulated depreciation	(3,900)	(89,118)
	131,939	95,632
Construction in process	7,731	4,759
Property, plant and equipment, net	$139,670	$100,391